Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
31.    Valuation and qualifying accounts
The following table presents the changes in our valuation and qualifying accounts:

	Balance, beginning of year	Charges to earnings	Charges to other accounts(1)	Deductions(2)	Balance, end of year
2020
Allowance for credit expected losses – Accounts Receivable	$3,205	$11,018	$2,689	$(7,369)	$9,543
Allowance for credit expected losses financial – Loans Receivable	$—	$1,252	$—	$—	$1,252
Allowance for cancellations	$1,986	$41,485	$(854)	$(27,605)	$15,012
Other reserves(3)	$2,591	$5,858	$(28)	$(7,856)	$565
2021
Allowance for credit expected losses – Accounts Receivable	$9,543	$9,438	$(943)	$(7,127)	$10,911
Allowance for credit expected losses financial – Loans Receivable	$1,252	$2,275	$(114)	$(1,349)	$2,064
Allowance for cancellations	$15,012	$31,016	$69	$(26,881)	$19,216
Other reserves(3)	$565	$7,073	$(43)	$(5,323)	$2,272
2022
Allowance for credit expected losses – Accounts Receivable	$10,911	$8,233	$269	$(8,884)	$10,529
Allowance for credit expected losses financial – Loans Receivable	$2,064	$13,972	$(132)	$(3,493)	$12,411
Allowance for cancellations	$19,216	$5,598	$70	$(16,707)	$8,177
Other reserves(3)	$2,272	$10,187	$112	$(9,779)	$2,792
(1)Charges to other accounts primarily relate to net translation adjustments.
(2)Deductions include our credit write-off inputs.
(3)Other reserves primarily include our accrual of the cost associated with purchases made on our website related to the use of fraudulent credit cards charged-back due to payment disputes.